Net Loss Per Share - Calculation (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 14, 2021
Numerator:
Net loss | $	$ (250,006)	$ (127,007)	$ (101,552)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic (in shares) | shares	120,886	4,385	3,616
Weighted-average shares used in computing net loss per share of common stock, diluted (in shares) | shares	120,886	4,385	3,616
Net loss per share of common stock, basic (in dollars per share) | $ / shares	$ (2.07)	$ (28.96)	$ (28.08)
Net loss per share of common stock, diluted (in dollars per share) | $ / shares	$ (2.07)	$ (28.96)	$ (28.08)
Common stock exchange ratio	0.8925			0.8925